Analysis of performance by segment - profit after tax (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Acquisition costs and other expenditure
Profit from continuing operations	$ 1,070	$ 622	[1],[2]
Operating segments
Acquisition costs and other expenditure
Profit from continuing operations	1,521	1,048
Operating segments | China JV
Acquisition costs and other expenditure
Profit from continuing operations	148	57
Operating segments | Hong Kong
Acquisition costs and other expenditure
Profit from continuing operations	441	108
Operating segments | Indonesia
Acquisition costs and other expenditure
Profit from continuing operations	179	184
Operating segments | Malaysia
Acquisition costs and other expenditure
Profit from continuing operations	135	135
Operating segments | Singapore
Acquisition costs and other expenditure
Profit from continuing operations	141	246
Operating segments | Growth markets and other
Acquisition costs and other expenditure
Profit from continuing operations	330	192
Operating segments | Eastspring
Acquisition costs and other expenditure
Profit from continuing operations	147	126
Unallocated to a segment (central operations)
Acquisition costs and other expenditure
Profit from continuing operations	$ (451)	$ (426)

[1]	The 2020 comparative results have been re-presented from those previously published to reflect the Group’s US operations as discontinued operations in half year 2021 (as described in note A1).
[2]	The half year 2020 comparative results have been re-presented from those previously published to reflect the Group’s US operations as discontinued operations in half year 2021 (as described in note A1).